Income Tax (Details 3) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Components of deferred tax expense
Tax losses carried forward	$ 331,073	$ 348,179
Doubtful debts reserve	14,939	(18,827)
Accruals	(18,473)	(24,106)
Deferred Income Tax Expense (Benefit)	327,547	305,246
Australia [Member]
Components of deferred tax expense
Tax losses carried forward	331,073	348,179
Doubtful debts reserve	14,939	(18,827)
Accruals	(18,473)	(24,106)
Deferred Income Tax Expense (Benefit)	327,539	305,246
USA [Member]
Components of deferred tax expense
Tax losses carried forward
Doubtful debts reserve
Accruals
Deferred Income Tax Expense (Benefit)